SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen Trust for Investment Grade Municipals
1555 Peachtree Street, N.E.
Suite 1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-06471

          Invesco Van Kampen Trust for Investment Grade Municipals (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
     (1) Title of the class of Securities to be redeemed:
Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“ARPS”), Series A, Series B, Series C, Series D, Series E, Series F, Series G, Series H and Series I.
     (2) Date on which the securities may be called or redeemed:
     The ARPS will be redeemed for each series on the following dates:
Series A on May 31, 2012
Series B on June 7, 2012
Series C on May 15, 2012
Series D on May 21, 2012
Series E on May 31, 2012
Series F on June 7, 2012
Series G on May 17, 2012
Series H on May 15, 2012
Series I on June 5, 2012
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Nine Series of Preferred Shares.
     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
1,530 outstanding shares of Series A ARPS
1,530 outstanding shares of Series B ARPS
1,530 outstanding shares of Series C ARPS
816 outstanding shares of Series D ARPS
1,122 outstanding shares of Series E ARPS
1,122 outstanding shares of Series F ARPS
1,122 outstanding shares of Series G ARPS
1,142 outstanding shares of Series H ARPS
1,020 outstanding shares of Series I ARPS
     All of the shares of outstanding ARPS of each series are being redeemed.
     Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of May 2012.

INVESCO VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
By:	/s/ Elizabeth Nelson
	Name:	Elizabeth Nelson
	Title:	Assistant Secretary

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